U.S. dollar Amounts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Intercompany Foreign Currency Balance [Line Items]
Translation for yen per U.S. dollar	These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥94.05 U.S. $1, the approximate current exchange rate at March 31, 2013, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2013.
Exchange rate used for translation of consolidated financial amounts	94.05